STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended		6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024
UNAUDITED CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS
General and administrative expenses	$ 5,000
Loss from operations	(5,000)
Open Market Subscription Agreement expense		$ (713,794)		$ (2,134,199)
Net loss	$ (5,000)	$ (713,794)	$ (1,420,405)	$ (2,134,199)
Basic weighted average shares outstanding (in shares)	1	1		1
Diluted weighted average shares outstanding (in shares)	1	1		1
Basic net loss per common share (in dollars per share)	$ (5,000)	$ (713,794)		$ (2,134,199)
Diluted net loss per common share (in dollars per share)	$ (5,000)	$ (713,794)		$ (2,134,199)